Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Business Segment Information
Schedule of segment operating

Segment Operating Results

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$31,360	$17,666	$10,406	$—	$59,432
Intersegment sale	—	62	2,927	737	3,726
Interest expense	—	31	1,834	16	1,881
Income (loss) before income taxes	25,293	(1,229)	832	(13,717)	11,179

	Year ended December 31, 2019
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$5,496	$100,184	$7,565	$22	$113,267
Intersegment sale	—	6	3,455	948	4,409
Interest expense	—	323	601	26	950
Income (loss) before income taxes	4,419	(15,840)	4,800	(10,163)	(16,784)

	Year ended December 31, 2018
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$1,732	$131,614	$6,405	$—	$139,751
Intersegment sale	—	25	3,546	2,760	6,331
Interest expense	—	1,770	12	—	1,782
Income (loss) before income taxes	185,780	(25,469)	1,199	6,319	167,829

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$226,645	$153,240	$107,440	$21,800	$509,125

	As at December 31, 2019 (*reclassified)
					Merchant
	Royalty		Industrial		Banking	All Other	Total
Segment assets	$221,702	*	$163,455	*	$117,790	$402	$503,349

*Reclassified

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$53,519	$36,437	$49,645	$800	$140,401

	As at December 31, 2019
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$53,489	$37,482	$45,808	$4,556	$141,335

Schedule of cash flow by operating segments

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$11,394	$2,298	$(3,620)	$(31,343)	$(21,271)
Cash (used in) provided by investing activities	—	(111)	4,185	(655)	3,419
Cash provided by (used in) financing activities	80	(284)	(197)	(97)	(498)
Exchange rate effect on cash	(35)	1,461	4,055	(1,853)	3,628
Change in cash	$11,439	$3,364	$4,423	$(33,948)	$(14,722)

	Year ended December 31, 2019
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash (used in) provided by operating activities	$(98)	$1,678	$(2,685)	$(8,702)	$(9,807)
Cash used in investing activities	—	(7,262)	(1,174)	(1,766)	(10,202)
Cash (used in) provided by financing activities	—	(532)	35,133	191	34,792
Exchange rate effect on cash	—	(2,710)	(1,771)	212	(4,269)
Change in cash	$(98)	$(8,826)	$29,503	$(10,065)	$10,514

	Year ended December 31, 2018
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$300	$(3,345)	$3,844	$(7,990)	$(7,191)
Cash provided by (used in) investing activities	—	46	(286)	(1,041)	(1,281)
Cash (used in) provided by financing activities	—	(858)	1	—	(857)
Exchange rate effect on cash	—	1,672	577	(30)	2,219
Change in cash	$300	$(2,485)	$4,136	$(9,061)	$(7,110)

Schedule of geographic information

Years ended December 31:	2020	2019	2018
Canada	$39,493	$13,730	$13,035
Africa	3,358	4,114	4,254
Americas	8,877	5,880	1,786
Asia	604	1,909	1,549
Europe	7,100	87,634	119,127
	$59,432	$113,267	$139,751

As at December 31:	2020	2019
Africa	$27,641	$29,930
Americas	6	—
Canada	284,151	293,974
Asia	5	24
Europe	52,297	52,800
	$364,100	$376,728